ACCOUNTS RECEIVABLE, NET OF ALLOWANCE FOR DOUBTFUL ACCOUNTS	12 Months Ended
Dec. 31, 2020
ACCOUNTS RECEIVABLE, NET OF ALLOWANCE FOR DOUBTFUL ACCOUNTS
ACCOUNTS RECEIVABLE, NET OF ALLOWANCE FOR DOUBTFUL ACCOUNTS
3.	ACCOUNTS RECEIVABLE, NET OF ALLOWANCE FOR DOUBTFUL ACCOUNTS

Accounts receivable, net of allowance for doubtful accounts were summarized as follows:

	As of December 31,
	2019	2020
Accounts receivable	29,085	46,898
Allowance for doubtful accounts	(4,842)	(17,218)
Accounts receivable, net of allowance for doubtful accounts	24,243	29,680

As of December 31, 2019 and 2020, the Company does not have any off-balance-sheet credit exposure related to its customers.

3.	ACCOUNTS RECEIVABLE, NET OF ALLOWANCE FOR DOUBTFUL ACCOUNTS (continued)

The movement of the allowance for doubtful accounts for the years ended as of December 31, 2018, 2019 and 2020 were as follows:

	For the Year Ended December 31,
	2018	2019	2020
Balance as of the beginning of the year	—	—	4,842
Additions charged to bad debt expense	—	4,842	12,376
Balance as of the end of the year	—	4,842	17,218